Share-Based Payments	1 Months Ended
Jun. 30, 2012
Share-Based Payments
Share-Based Payments

Note 9 – Share-Based Payments

In conjunction with the Company’s IPO and concurrent private placement, the Company’s board of directors approved the Western Asset Mortgage Capital Corporation Equity Plan (the “Equity Plan “) and the Western Asset Manager Equity Plan (the “Manager Equity Plan” and collectively the “Equity Incentive Plans”).

On May 15, 2012, the Company granted 51,159 shares of restricted common stock to the Manager under the Manager Equity Plan that is equal to 0.5% of the aggregate number of shares of common stock sold in the IPO and units sold in the concurrent private placement to certain institutional accredited investors. These shares vest on each of the first, second and third anniversaries of the grant date.

On May 15, 2012, the Company granted a total of 4,500 shares (1,500 each) of restricted common stock under the Equity Plan to the Company’s three independent directors. These restricted shares will vest in full on the first anniversary of the grant date.

On June 25, 2012, the Company granted 10,455 shares of restricted common stock to its Chief Financial Officer under the Equity Plan.  One-third of these restricted shares will vest on January 1, 2013, one-third will vest on January 1, 2014 and the remaining one-third will vest on January 1, 2015.

The Equity Incentive Plans include provisions for grants of restricted common stock and other equity-based awards to the Manager, its employees and employees of its affiliates and to the Company’s directors, officers and employees. The Company can issue up to 3.0% of the total number of issued and outstanding shares of our common stock (on a fully diluted basis) at the time of each award (other than any shares issued or subject to awards made pursuant to one of our Equity Incentive Plans) under these Equity Incentive Plans. There are 308,335 shares of common stock initially reserved for issuance under the Equity Incentive Plans. The Company recognized stock-based compensation expense of approximately $54 thousand for the period from May 15, 2012 (commencement of operations) through June 30, 2012.

All restricted common shares granted possess all incidents of ownership, including the right to receive dividends and distributions, and the right to vote. The awards agreements includes restrictions whereby the restricted shares cannot be sold, assigned, transferred, pledged, hypothecated or otherwise disposed of prior to the lapse of restrictions under the respective award agreement. The restrictions lapse on the unvested restricted shares awarded when vested, subject to the grantee’s continuing to provide services to the Company as of the vesting date.  Unvested restricted shares and rights to dividends thereon are forfeited upon termination of grantee.

The following is a summary of restricted common stock vesting dates as of June 30, 2012:

Vesting Date	Shares Vesting
January 2013	3,485
May 2013	21,553
January 2014	3,485
May 2014	17,053
January 2015	3,485
May 2015	17,053
66,114